Label		Element	Value
AllianzGI NFJ Mid-Cap Value Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	AllianzGI NFJ Mid-Cap Value Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital and income.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 114 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2015 was 48%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	48.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund’s prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as companies with a market capitalization of at least $3 billion and up to the largest company held in the Russell Midcap Index. As of June 30, 2015, the largest company held in the Russell Midcap Index had a market capitalization of $28.1 billion. The Fund may continue to hold securities of a portfolio company that subsequently appreciates above the medium market capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in medium market capitalization stocks at any given time. The Fund normally invests significantly in securities that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers use quantitative factors to screen the Fund’s selection universe, analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices) and earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates), and also review and consider fundamental changes. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest up to 25% of its assets in non-U.S. securities, including emerging market securities (but without limit in American Depositary Receipts (ADRs)) and may invest up to 20% of its assets in real estate investment trusts (REITs).

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Equity Securities Risk:  Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Smaller Company Risk:  Securities issued by smaller companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Currency Risk:  The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Emerging Markets Risk:  Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

Focused Investment Risk:  Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.

Liquidity Risk:  The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Non-U.S. Investment Risk:  Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

REIT and Real Estate-Related Investment Risk:  Adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives.

Turnover Risk:  High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]		rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class D performance would be similar to Class A performance because of the similar expenses paid by Class A shares. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Institutional Class, Class P and Administrative Class performance would be higher than Class A performance because of the higher expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit us.allianzgi.com for more current performance information. Prior to December 1, 2011, the Fund was managed pursuant to a different investment strategy and would not necessarily have achieved the performance results shown below under its current investment strategy.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	us.allianzgi.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns — Class A
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads).
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

More Recent Return Information
1/1/15–6/30/15	1.61%

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
Highest 04/01/2009–06/30/2009	18.86%
Lowest 10/01/2008–12/31/2008	-22.32%

Year to Date Return, Label		rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	1.61%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	18.86%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(22.32%)
Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	Performance in the Average Annual Total Returns table reflects the impact of sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Caption		rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/14)
AllianzGI NFJ Mid-Cap Value Fund | Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	14.75%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	17.43%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	9.43%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	12.38%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 18, 1988
AllianzGI NFJ Mid-Cap Value Fund | Lipper Multi-Cap Value Funds Average
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	9.25%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	14.18%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	6.77%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	8.46%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 18, 1988
AllianzGI NFJ Mid-Cap Value Fund | A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	1.35%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	680
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	954
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,249
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,085
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	680
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	954
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,249
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,085
Annual Return 2005		rr_AnnualReturn2005	(3.61%)
Annual Return 2006		rr_AnnualReturn2006	12.00%
Annual Return 2007		rr_AnnualReturn2007	5.54%
Annual Return 2008		rr_AnnualReturn2008	(40.04%)
Annual Return 2009		rr_AnnualReturn2009	33.57%
Annual Return 2010		rr_AnnualReturn2010	20.49%
Annual Return 2011		rr_AnnualReturn2011	(1.27%)
Annual Return 2012		rr_AnnualReturn2012	15.35%
Annual Return 2013		rr_AnnualReturn2013	31.95%
Annual Return 2014		rr_AnnualReturn2014	8.42%
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	2.46%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	13.16%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	5.40%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	11.30%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 18, 1988
AllianzGI NFJ Mid-Cap Value Fund | A | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	1.82%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	12.59%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	3.97%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	8.99%
AllianzGI NFJ Mid-Cap Value Fund | A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	1.39%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	10.26%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	3.90%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	8.58%
AllianzGI NFJ Mid-Cap Value Fund | B
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	2.10%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer.
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 713
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	958
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,329
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,150
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	658
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,129
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,150
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	2.62%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	13.34%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	5.45%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	11.32%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 18, 1988
AllianzGI NFJ Mid-Cap Value Fund | C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	2.10%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 313
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	658
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,129
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,431
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	658
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,129
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,431
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	6.62%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	13.58%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	5.21%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	10.71%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 18, 1988
AllianzGI NFJ Mid-Cap Value Fund | R
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses		rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 163
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	505
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	871
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,900
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	505
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	871
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,900
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	8.16%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	14.14%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	5.74%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	11.19%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 18, 1988
AllianzGI NFJ Mid-Cap Value Fund | Institutional
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	552
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,225
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	102
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	318
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	552
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,225
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	8.83%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	14.85%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	6.40%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	11.94%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 18, 1988
AllianzGI NFJ Mid-Cap Value Fund | P
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	606
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,340
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	112
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	350
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	606
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,340
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	8.68%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	14.74%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	6.30%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	11.83%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 18, 1988
AllianzGI NFJ Mid-Cap Value Fund | Administrative
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	686
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,511
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	397
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	686
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,511
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	8.51%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	14.55%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	6.13%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	11.69%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 18, 1988
AllianzGI NFJ Mid-Cap Value Fund | D
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	428
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	739
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,624
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	137
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	428
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	739
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,624
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	8.44%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	14.44%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	6.00%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	11.54%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 18, 1988

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund's prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.